Material accounting policies - Summary of Estimated Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2023
Software – Internally developed software
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years
Software and licenses – Purchased from third parties | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	1 year
Software and licenses – Purchased from third parties | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	25 years
Customer relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	16 years
Customer relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	17 years